DECONSOLIDATION OF TWO SUBSIDIARIES (Details Narrative)			12 Months Ended
	Feb. 05, 2024 USD ($)	Feb. 05, 2024 CAD ($)	Mar. 31, 2024 USD ($)
Loss on deconsolidation of a subsidiary			$ 84,018
Loss from deconsolidation			(84,018)
Farvision Digital Technology Group [Member]
Sale of Stock, Percentage of Ownership before Transaction	100.00%	100.00%
Proceeds from Divestiture of Businesses	$ 74,160	$ 100,000
Lowell Academy [Member]
Loss on deconsolidation of a subsidiary			(79,387)
Loss from deconsolidation			$ 79,387